ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Changes in Asset Retirement Obligations

The following table summarizes the changes in asset retirement obligations:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Asset retirement obligation balance at beginning of period	$1.5	$2.1
Revisions of previous estimates	0.3	—
Accretion expense	0.2	0.1

Asset retirement obligation balance at end of period	$2.0	$2.2

The following table summarizes the changes in asset retirement obligations:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Asset retirement obligation balance at beginning of period	$2.1	$2.1	$3.3	$3.3
Revisions of previous estimates	(0.9)	—	—	(0.1)
Accretion expense (included in depreciation and amortization)	0.3	—	0.2	0.2
Liabilities settled	—	—	(0.1)	(0.1)

Asset retirement obligation balance at end of year	$1.5	$2.1	$3.4	$3.3